           As filed with the Securities and Exchange Commission on June 19, 2003
                                               Securities Act File No. 033-56094
                                       Investment Company Act File No. 811-07428



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [X]

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 97                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [X]

                               Amendment No. 99                              [X]
                        (Check appropriate box or boxes)




                               ING MUTUAL FUNDS
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                               With copies to:
          ING Investments, LLC                           Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                  It is proposed that this filing will become effective (check appropriate box):


[ ]      Immediately upon filing pursuant to paragraph (b)      [ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)      [ ]      on (date) pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)      [X]      on September 2, 2003 pursuant to paragraph (a)(2)
                                                                         of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    CONTENTS OF REGISTRATION STATEMENT


     This Registration Statement consists of the following papers and documents:

         -      Cover Sheet
         -      Contents of Registration Statement
         -      Explanatory Note
         -      Part C
         -      Signature Page



                            EXPLANATORY NOTE


     This Post-Effective Amendment Number 97 under the Securities Act of 1933 and Post-Effective Amendment Number 99 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A for ING Mutual Funds ("Registrant) is being filed solely to correct the post-effective amendment filing numbers. This amendment incorporates by reference the Prospectus, Statement of Additional Information and Transmittal Letter which were included in the Registrant's Post-Effective Amendment Number 95 under the Securities Act of 1933 and Post-Effective Amendment Number 97 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A and filed with the Securities and Exchange Commission on June 17,
2003.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)       (1)  Form of Certificate of Trust of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (2) Form of Certificate of Amendment of Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (3) Form of Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (4) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (5) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (6) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (7) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (8) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (9) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (10) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (11) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (13) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

          (15) Form of Amendment No. 11 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

          (16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

          (17) Form of Amendment No. 13 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 40 to Registrant's form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

          (19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

          (20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

          (23) Form of Amendment No. 19 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

          (24) Form of Amendment No. 20 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

          (25) Form of Amendment No. 21 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (26) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (29) Form of Amendment No. 24 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

          (30) Form of Amendment No. 25 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

          (31) Form of Certificate of Amendment to Certificate of Trust - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (32) Form of Amendment No. 26 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (33) Form of Amendment No. 27 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (34) Form of Amendment No. 28 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (35) Form of Amendment No. 29 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.
          (36) Form of Amendment No. 30 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (37) Amendment No. 31 to the Amended and Restated Declaration of
               Trust.*

(b)       (1)  Form of Amended Bylaws of Registrant - Filed as an exhibit to
               Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

          (2) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c)       Not Applicable

(d)       (1)  Form of Investment Management Agreement between the Trust and
               Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

          (2) Form of Amended and Restated Investment Management Agreement between the Trust and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (3) Form of Investment Management Agreement between the Trust and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.


          (4) Amendment to Investment Management Agreement between the Trust and ING Investments, LLC*

          (5) Form of Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

          (6) Form of Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an exhibit to Post-Effective Amendment No. 94 to the Registrant's Form N-1A Registration Statement on February 28, 2003 and incorporated herein by reference.

          (7) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (8) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V.*

          (9) Form of Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC - Filed as an exhibit to Post-Effective Amendment No. 94 to the Registrant's Form N-1A Registration Statement on February 28, 2003 and incorporated herein by reference.

         (10) Expense Limitation Agreement between the Trust and ING Investments, LLC.*

(e)       (1)  Form of Underwriting Agreement between the Trust and Pilgrim
               Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

          (2) Form of Underwriting Agreement between the Trust and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

               (i) Amendment to Underwriting Agreement.*

(f)       None

(g)       (1)  Form of Custodian Agreement between Registrant and Brown Brothers
               Harriman & Co. dated as of June 1, 1998. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (2) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (3) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

          (4) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (5) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (6) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (8) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (9) Form of Amended Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

          (10) Form of Custodian Agreement between Registrant and State Street bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (11) Form of Appendix C to Custodian Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(h)       (1)  Form of Administration Agreement - Filed as an exhibit to
               Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (2) Form of Amended and Restated Administration Agreement - Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

          (3) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

          (4) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 90 to the Registrant's Form N-1A Registration Statement on June 27, 2002 and incorporated herein by reference.

          (5) Form of Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (6) Form of Agency Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Amended and Restated Exhibit A to Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (8) Form of Shareholder Service Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (9) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (10) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

          (11) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

          (12) Form of Amended Schedule A to the Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

          (13) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (14) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. - Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

          (15) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (16) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (17) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (18) Form of Side Agreement to Expense Limitation Agreement (ING International Fund) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (19) Form of Service Agreement - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(i)       Opinion of Counsel - Previously filed as an Exhibit to
          Post-Effective No. 46 to Registrant's Registration Statement on Form N-1A filed 2001 and incorporated herein by reference.

(j)       (1) Consent of Independent Auditors*

          (2) Consent of Counsel*

(k)       None

(l) Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(m)       (1)  Form of Amended and Restated Service and Distribution Plan for
               Class A - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (2) Form of Amended and Restated Service and Distribution Plan for Class B Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (3) Form of Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (4) Form of Amended and Restated Service Plan for Class Q - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

          (5) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (6) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

          (7) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

          (8) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

          (9) Form of Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 84 to the Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

          (10) Form of Amended and Restated Service and Distribution Plan for Class M - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

          (11) Form of Service and Distribution Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (12) Form of Distribution Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (13) Form of Service and Distribution Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (14) Form of Distribution Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (15) Form of Service and Distribution Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (16) Form of Distribution Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (17) Form of Shareholder Service Plan (Class Q) - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

          (18) Form of Shareholder Servicing Plan - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(n)       (1)  Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an
               Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.

(o)       (1)  Pilgrim Group Funds Code of Ethics - Filed as an exhibit to
               Post-Effective Amendment No. 83 to the Registrant's Form N-1A Registration Statement on May 31, 2001 and incorporated herein by reference.

          (2) Form of Nicholas-Applegate Capital Management Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 28, 2000 and incorporated herein by reference.

          (3) Code of Ethics of Clarion CRA Securities, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.


          * To be filed by Amendment


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

          Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

          Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

          Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

          Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

          Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management Advisors B.V. (File No. 801-40494); Clarion CRA Securities L.P. (File No. 801-49083), and Nicholas-Applegate Capital Management (File No. 801-21442).

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) ING Funds Distributor, LLC is the principal underwriter for ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

          (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

          (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING Investments, LLC; (c) ING Funds Distributor, Inc.; (d) - (g) the Sub-Advisers; (h) - (i) the Custodians; (j) the Transfer Agent and (k) the Administrator. The address of each is as follows:

          (a) ING Mutual Funds
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (b) ING Investments, LLC
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (c) ING Funds Distributor, LLC
              7337 E. Doubletree Ranch Road
              Scottsdale, AZ 85258

          (d) Nicholas-Applegate Capital Management
              600 West Broadway, 30th Floor
              San Diego, California 92101

          (e) ING Investment Management Advisors B.V.
              Schenkkade 65, 2595 AS, The Hague
              The Netherlands

          (f) Clarion CRA Securities, L.P.
              259 Radnor-Chester Road, Suite 205
              Radnor, PA 19087

          (g) State Street Bank and Trust and Company
              801 Pennsylvania Avenue
              Kansas City, MO 64105

          (h) Brown Brothers Harriman
              40 Water Street
              Boston, Massachusetts 02109-3661

          (i) DST Systems, Inc.
              P.O. Box 419368
              Kansas City, Missouri  64141

          (j) ING Funds Services, LLC
              7337 East Doubletree Ranch Road
              Scottsdale, Arizona 85258

ITEM 29.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 19th day of June, 2003.


                                ING MUTUAL FUNDS


                                By: /s/ Kimberly A. Anderson
                                    --------------------------------------------
                                    Kimberly A. Anderson
                                    Vice President and Secretary

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                   SIGNATURE                                         TITLE                            DATE
                  -----------                                       --------                         ------

                                                           Trustee and Chairman                  June 19, 2003
-------------------------------------------------
                John G. Turner*

                                                           President and Chief Executive         June 19, 2003
                                                           Officer
-------------------------------------------------
               James M. Hennessy*

                                                           Executive Vice President and          June 19, 2003
                                                           Principal Financial Officer
-------------------------------------------------
               Michael J. Roland*

                                                           Trustee                               June 19, 2003
-------------------------------------------------
                Paul S. Doherty*

                                                           Trustee                               June 19, 2003
-------------------------------------------------
               J. Michael Earley*

                                                           Trustee                               June 19, 2003
-------------------------------------------------
             R. Barbara Gitenstein*



                                                           Trustee                              June 19, 2003
-------------------------------------------------
               R. Glenn Hilliard*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
              Walter H. May, Jr.*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
              Thomas J. McInerney*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
                  Jock Patton*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
               David W.C. Putnam*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
                Blaine E. Rieke*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
               Roger B. Vincent*

                                                           Trustee                              June 19, 2003
-------------------------------------------------
             Richard A. Wedemeyer*





*By: /s/ Kimberly A. Anderson
     -------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy and each Trustee except Paul S. Doherty were previously filed as attachments to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney was previously filed as an attachment to Post-Effective Amendment No. 89 to the Registrant's Form N-1A Registration Statement on June 3, 2002, and is incorporated herein by reference.